REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Mar. 31, 2024
Noncontrolling Interest [Abstract]
SCHEDULE OF REDEEMABLE NON-CONTROLLING INTEREST

The change in the carrying amount of redeemable non-controlling interests for the year ended March 31, 2024 was as follows:

Redeemable non-controlling interests

Beginning balance at April 1, 2023	-
Issuance of redeemable non-controlling interests	147,090
Accretion to redemption value of redeemable non-controlling interests	2,901
Ending balance at March 31, 2024	149,991